Indemnification assets (Tables)	9 Months Ended
Sep. 30, 2018
Business Combinations1 [Abstract]
Summary of Indemnification Assets

€m
Balance as of January 1, 2018	73.8
Recognized through business combinations	5.9
Balance at September 30, 2018	79.7